Investment in finance leases, net (Tables)	12 Months Ended
Dec. 31, 2024
Flight Equipment, Net [Abstract]
Schedule of Components of the Net Investment in Finance and Sales-type Leases
Components of investment in finance leases, net as of December 31, 2024 and 2023 were as follows:

	As of December 31,
	2024	2023
Future minimum lease payments to be received, net	$1,189,932	$1,156,693
Estimated residual values of leased flight equipment	516,550	597,184
Less: Unearned income	(487,729)	(490,502)
Less: Allowance for credit losses (Note 27)	(10,168)	(8,924)
	$1,208,585	$1,254,451

Schedule of Sales-type and Direct Financing Leases, Lease Receivable, Maturity
As of December 31, 2024, the cash flows receivable, including the estimated residual value at lease termination, from finance and sales-type leases were as follows:

Cash flows receivable
2025	$310,042
2026	265,599
2027	207,818
2028	147,522
2029	138,384
Thereafter	637,117
Undiscounted cash flows receivable	$1,706,482
Less: Unearned income	(487,729)
Less: Allowance for credit losses (Note 27)	(10,168)
$1,208,585